Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share capital	Share capital
Authorized capital stock
The authorized capital stock of the Company is as follows:
•Unlimited number of Common Shares, without par value
•Unlimited number of Class A Preferred Shares, without par value, issuable in series
•Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares
The following table provides a breakdown of common shares as at December 31, 2021, 2020 and 2019:

In millions	December 31,	2021	2020	2019
Issued common shares		702.0	711.6	714.1
Common shares in Share Trusts		(1.1)	(1.3)	(1.8)
Outstanding common shares		700.9	710.3	712.3

Repurchase of common shares
The Company may repurchase its common shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company suspended its share repurchase program at the end of March 2020 due to the economic circumstances resulting from the COVID-19 pandemic. The Company resumed its share repurchases in February 2021 and suspended the share repurchases at the end of April 2021 in connection with the CN Merger Agreement with KCS. Following the termination of the CN Merger Agreement, the Company resumed share repurchases at the end of September 2021. The Company may repurchase up to 14.0 million common shares between February 1, 2021 and January 31, 2022 under its NCIB. As at December 31, 2021, the Company had repurchased 10.3 million common shares under this NCIB.
The following table provides the information related to the share repurchases for the years ended December 31, 2021, 2020 and 2019:

In millions, except per share data	Year ended December 31,	2021	2020	2019
Number of common shares repurchased		10.3	3.3	14.3
Weighted-average price per share (1)		$153.69	$116.97	$118.70
Amount of repurchase (1)		$1,582	$379	$1,700
(1)Includes brokerage fees.

See Note 24 - Subsequent events for information on the Company's new NCIB.

Share Trusts
The Company's Share Trusts purchase CN's common shares on the open market, which are used to deliver common shares under the Share Units Plan and, beginning in 2019, the Employee Share Investment Plans (ESIP) (see Note 19 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to the participants of the Share Units Plan or the ESIP. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations under the Share Units Plan.
The following tables provide the information related to the share purchases and settlements by Share Trusts under the Share Units Plan and the ESIP for the years ended December 31, 2021, 2020 and 2019:

In millions, except per share data	Year ended December 31,	2021	2020	2019
Share purchases by ESIP Share Trusts
Number of common shares		0.2	0.1	0.3
Weighted-average price per share		$142.90	$123.03	$118.83
Amount of purchase		$26	$14	$33
Total purchases		$26	$14	$33

In millions, except per share data	Year ended December 31,	2021	2020	2019
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.2	0.4	0.5
Weighted-average price per share		$88.23	$88.23	$88.23
Amount of settlement		$20	$35	$45
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	—
Weighted-average price per share		$128.40	$118.04	$—
Amount of settlements		$18	$27	$—
Total settlements		$38	$62	$45